UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania      November 15, 2004

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:         $795,820,395

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

A T & T                      Com    001957505     8,562,644    597,950  Sole                 0   597,950
Acusphere Inc.               Com    00511R870     8,010,402  1,488,201  Sole         1,488,201         0
Apria Healthcare             Com    037933108    49,891,480  1,830,880  Sole         1,444,900   385,980
Arch Wireless Inc. - Class A Com    039392709     2,284,035     79,500  Sole            79,500         0
Bank of America Corporation  Com    060505104    27,658,406    638,320  Sole           356,700   281,620
Bell South Corp.             Com    079860102     8,386,453    309,235  Sole                 0   309,235
BJ's Wholesale Club          Com    05548J106    30,395,518  1,111,760  Sole           658,600   453,160
Borders Group Inc.           Com    099709107     4,931,778    198,862  Sole                 0   198,862
Cal Dive International       Com    127914109     8,628,945    242,250  Sole                 0   242,250
Capital One Financial        Com    14040H105       266,040      3,600  Sole                 0     3,600
Citigroup Inc.               Com    172967101    26,108,072    591,751  Sole           339,500   252,251
Cooper Tire & Rubber         Com    216831107     9,080,743    450,210  Sole                 0   450,210
Cross Country Healthcare Inc Com    22748P105    11,346,806    732,052  Sole           732,052         0
Doubleclick Inc.             Com    258609304     2,758,197    466,700  Sole           466,700         0
Eastman Kodak                Com    277461109    20,711,016    642,800  Sole           642,800         0
Fairchild Semiconductor      Com    303726103    23,059,550  1,627,350  Sole           815,200   812,150
Federal National Mortgage As Com    313586109    41,104,566    648,337  Sole           479,550   168,787
First Avenue Networks Inc.   Com    31865X106    25,289,666  5,136,707  Sole         4,082,218 1,054,489
First Health Group Inc.      Com    320960107    41,117,689  2,555,481  Sole         2,058,606   496,875
IPASS Inc.                   Com    46261V108     4,693,165    783,500  Sole           783,500         0
ITSA                         Com    G4984V106           191    191,429  Sole           191,429         0
Loews Corporation            Com    540424108    11,882,649    203,122  Sole                 0   203,122
Magellan Health Services     Com    559079207    32,300,358    883,489  Sole           880,489     3,000
Medco Health Services        Com    58405U102     1,197,251     38,746  Sole            23,541    15,205
Merck & Co.                  Com    589331107    11,939,070    361,790  Sole           225,700   136,090
Motorola                     Com    620076109     9,130,351    506,117  Sole                 0   506,117
MPS Group                    Com    607830106     1,727,414    205,400  Sole                 0   205,400
Newmont Mining               Com    651639106     7,483,236    164,358  Sole                 0   164,358
Nextel Communications Inc.   Com    65332V103    47,098,900  1,975,625  Sole         1,535,600   440,025
Nokia Corp.                  Com    654902204    28,334,201  2,065,175  Sole         1,282,800   782,375
Nucentrix Broadband Networks Com    670198100     4,339,604  2,169,802  Sole           990,600 1,179,202
Peak International Ltd.      Com    G69586108     6,843,170  1,296,055  Sole                 0 1,296,055
PNC Financial Services Group Com    693475105    31,051,452    573,964  Sole           372,000   201,964
Rockford Corp.               Com    77316P101     5,320,728  1,407,600  Sole           693,700   713,900
Sears Roebuck & Co.          Com    812387108     7,729,107    193,955  Sole                 0   193,955
Spectrum Control             Com    847615101    11,351,115  1,596,500  Sole           994,900   601,600
Sprint Corporation           Com    852061100    65,070,932  3,232,535  Sole         2,437,200   795,335
Stolt Offshore SA            Com    861567105     9,347,884  1,915,550  Sole                 0 1,915,550
Time Warner Inc.             Com    887317105    16,016,529    992,350  Sole           881,500   110,850
Time Warner Telecom Inc.     Com    887319101    10,113,600  2,107,000  Sole         2,107,000         0
Tyco International Ltd.      Com    902124106    17,298,372    564,200  Sole           377,100   187,100
United Online Inc.           Com    911268100    29,369,619  3,052,975  Sole         2,327,800   725,175
UST Inc.                     Com    902911106    16,649,724    413,555  Sole           328,700    84,855
Verizon Communications       Com    92343V104       258,805      6,572  Sole                 0     6,572
Waste Management Inc.        Com    94106L109    18,680,930    683,282  Sole           390,400   292,882
Wilsons Leather Experts      Com    972463103    29,055,532  6,271,063  Sole         6,271,063         0
WSFS Financial               Com    929328102    11,944,500    238,890  Sole                 0   238,890

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